Label	Element	Value
Innovator Growth Accelerated Plus ETF® - October | Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $4.90 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.50%
Innovator Growth Accelerated Plus ETF® - October | Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $488.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.50%
Innovator Growth Accelerated Plus ETF® - October | Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $520.14 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.30%)